Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 102,689,797	$ 91,078,480	$ 90,583,772	$ 53,499,363
Profit (loss) for the period	27,530,825	$ 11,274,986
Total assets	279,376,442		242,426,616
Total liabilities	$ 176,686,645		$ 151,842,844
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Hydrocarbons exploration and exploitation
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,470,547
Profit (loss) for the period	10,820
Total assets	1,551,795
Total liabilities	$ 81,248
Ecodiesel Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 123,872
Profit (loss) for the period	45,918
Total assets	234,961
Total liabilities	$ 111,089
Serviport S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 17,139
Profit (loss) for the period	(103)
Total assets	39,452
Total liabilities	$ 22,313
Sociedad Portuaria Olefinas y Derivados S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the public
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 4,628
Profit (loss) for the period	589
Total assets	7,888
Total liabilities	$ 3,260